Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000117696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.72%	11.97%		5.31%
C000117697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.89%	13.09%		6.39%
C000117698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	10.57%	12.80%		6.11%
C000163394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.56%	8.72%	6.11%
C000163395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.57%	9.82%	7.17%
C000163396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	8.38%	9.54%	6.90%
C000018479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.79%	10.26%		7.06%
C000018480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.93%	11.37%		8.14%
C000018478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	11.69%	11.10%		7.86%
C000018482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.30%	10.34%		4.54%
C000018483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	18.51%	11.47%		5.60%
C000018481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	18.16%	11.17%		5.33%
C000079421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(0.86%)	10.87%		3.88%
C000079420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	0.13%	12.01%		4.93%
C000079419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	(0.13%)	11.74%		4.67%
C000117699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.42%	9.86%		7.42%
C000117700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	12.56%	10.97%		8.49%
C000117701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	12.23%	10.69%		8.22%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%	6.81%		4.81%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%	6.81%		4.81%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%	6.81%		4.81%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	14.34%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	14.34%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	14.34%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.33%	11.72%		7.03%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.33%	11.72%		7.03%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.33%	11.72%		7.03%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	14.61%		11.41%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	14.61%		11.41%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	14.61%		11.41%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	10.16%	6.59%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	10.16%	6.59%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	10.16%	6.59%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	12.47%		6.72%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	12.47%		6.72%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	12.47%		6.72%